SUBSEQUENT EVENTS - Additional Information (Details) - Sponsor - Promissory Note	May 11, 2022 USD ($) $ / shares
Warrants
Subsequent Event [Line Items]
Price per share	$ 1.00
Subsequent Event
Subsequent Event [Line Items]
Loan, principal amount | $	$ 300,000
Subsequent Event | Warrants
Subsequent Event [Line Items]
Price per share	$ 1.00